Post-balance sheet events (Details) € in Millions	1 Months Ended
May 31, 2023 EUR (€) aircraft
Agreement to purchase Boeing 737-Max-10 aircraft | Boeing 737-Max-10 aircraft
Post-balance sheet events
Number of aircraft agreed to purchase | aircraft	300
Number of Aircraft, Firm Order | aircraft	150
Number of aircraft ordered subject to purchase options | aircraft	150
Value of order at current list prices | €	€ 40,000
Refinancing of loan | Euro 750 million syndicated term loan maturing May 2024
Post-balance sheet events
Notional amount of loan being refinanced | €	750
Refinancing of loan | Unsecured euro 750 million syndicated revolving credit facility maturing May 2028
Post-balance sheet events
Notional amount | €	€ 750